Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 499	$ 479
Accounts receivable, net of allowances of $9 and $5 at December 31, 2024 and 2023, respectively	1,444	1,395
Inventories	143	150
Contract assets	453	436
Prepaid expenses and other current assets	119	122
Total current assets	2,658	2,582
Property and equipment, net	379	385
Operating lease right-of-use assets	268	233
Goodwill	2,894	2,471
Intangible assets, net	1,660	1,620
Deferred tax assets	57	113
Pension and post-retirement assets	120	111
Other assets	116	75
Total assets	8,152	7,590
Current liabilities:
Short-term and current portion of long-term debt	4	5
Accounts payable	497	472
Contingent consideration and compensation liabilities	20	22
Accrued salaries and wages	381	363
Contract liabilities	590	526
Operating and finance leases	90	75
Other accrued liabilities	303	344
Total current liabilities	1,885	1,807
Long-term debt, less current portion	2,749	2,322
Pension and post-retirement obligations	48	50
Contingent consideration and compensation liabilities	22	11
Operating and finance leases	192	172
Deferred tax liabilities	198	233
Other noncurrent liabilities	105	127
Total liabilities	5,199	4,722
Commitments and contingencies (Note 18)	0	0
Mezzanine equity:
5.5% Series B Redeemable Convertible Preferred Stock, $0.0001 par value; 0 and 800,000 shares issued and outstanding at December 31, 2024 and 2023, respectively	0	797
Shareholders’ equity:
Series A Preferred Stock, $0.0001 par value; 7,000,000 authorized shares; 4,000,000 shares issued and outstanding at December 31, 2024 and 2023	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares; 274,778,327 shares and 235,575,316 shares issued at December 31, 2024 and 2023, respectively (excluding 7,944,104 and 8,281,148 shares declared for stock dividend at December 31, 2024 and 2023, respectively)	0	0
Additional paid-in capital	3,305	2,572
Retained earnings (accumulated deficit)	215	(11)
Accumulated other comprehensive loss	(567)	(490)
Total shareholders’ equity	2,953	2,071
Total liabilities, redeemable convertible preferred stock, and shareholders’ equity	$ 8,152	$ 7,590